CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2012
CONVERTIBLE DEBENTURES [Abstract]
CONVERTIBLE DEBENTURES
NOTE 9:-	CONVERTIBLE DEBENTURES

In December 2006, the Company issued an aggregate amount of $ 14,780 in convertible debentures at a discount of 4% by way of public offering on the Tel-Aviv Stock Exchange ("TASE"). The convertible debenture terms include an offering of 112,500 units of NIS 528 par value each, linked to U.S. dollar with a floor on the NIS/U.S. dollar exchange rate (i.e., if the exchange rate were to be lower than the rate at issuance date, the liability would be the NIS amount at the issuance date) and carry an annual interest rate of 6 months LIBOR minus 0.3% ("Original Rate"). The debentures' principal was repaid in 4 annual installments commencing December 31, 2009, and the interest was payable semi-annually commencing June 30, 2007 ("Original Debenture").

The debentures could be converted into Ordinary shares of the Company at a ratio of NIS 20.3 par value for each Ordinary share (subject to adjustments). The Company had the right to force the conversion on the debenture holders, when and if its share fair market value reached NIS 25.5 in the last 30 trading on the TASE on or after October 1, 2009.

As a result of adopting the Fair Value option of ASC 825 for measuring financial instruments, starting January 1, 2008, the Company recorded financial expenses in the amount of $ 2,119, $ 741 and $ 0 for the years ended December 31, 2010, 2011 and 2012, respectively.

In 2008 and 2009, the Company purchased $ 2,650 par value (NIS 10,076 thousand par value) and $ 1,970 par value (NIS 7,436 thousand par value) of its outstanding convertible debentures for $ 1,376 and $852, respectively. No gains or losses were recorded as a result of such purchase as the debt is presented at fair value.

In January 2010, the Company reached settlement principles with the debenture holders. These principles were approved at a debenture's holders' meeting on January 14, 2010. The amendment of the debenture's trust note ("Trust Note Amendment") was subsequently approved by the debenture holders on November 24, 2010 and by the Tel Aviv District Court on December 13, 2010, and became effective on December 31, 2010.

In June 2011, the Company repaid debentures for NIS 3,169 thousand ($ 925) thereby reducing the outstanding principal balance to NIS 19,013 thousands ($ 5,567).

On August 1, 2011, NIS 2,045 thousands par value repurchase offers were received and accepted, thereby reduced the outstanding principal balance to NIS 16,968 thousands ($ 4,969).

During August 2011, the Company purchased $ 4,280 par value (NIS 13,182 thousand par value) of its outstanding convertible debentures for $ 3,569. No gains or losses were recorded as a result of such purchase as the debt was presented at fair value.

In September 2011, the Company offered repayment of the entire remaining outstanding amount of debentures (NIS 3,786 thousands per value) at the full value of the debenture, which is equivalent to 1 NIS par value. On October 2, 2011, the Company paid to all the remaining debenture holders 1 NIS par value, equivalent to 100% of the debentures' value for $ 1,020.

As of December 31, 2011 and 2012 there is no outstanding amount with respect to the above mentioned debenture.